Commitments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Commitments

32	Commitments

The Company has agreements to manage and maintain its activities, as well as to build new projects aiming at achieving the objectives proposed in its target plan. The main unrecognized committed amounts as of December 31, 2023, are as follows:

	1 year	1-3 years	3-5 years	More than 5 years	Total
Contractual obligations – Expenses	1,810,947	2,119,426	1,460,088	2,680,110	8,070,571
Contractual obligations – Investments	4,292,490	2,967,844	1,292,130	92,893	8,645,357
Total	6,103,437	5,087,270	2,752,218	2,773,003	16,715,928